General (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 20, 2022	Feb. 28, 2022	Feb. 17, 2022	Sep. 30, 2015	Dec. 31, 2022
Disclosure of associates [line items]
Reverse stock split ratio	1-for-7 ratio				1-for-7 ratio
Gross proceeds					$ 41,700
U.S. Department of Defense (DoD) [Member]
Disclosure of associates [line items]
Contracts with customers			$ 1,800
BARDA [Member]
Disclosure of associates [line items]
Contract amount for development and manufacturing				$ 158,500	$ 200,000
Supplemental funding support the NexoBrid BLA resubmission		$ 9,000